Long-Term Debt - Narrative (Details) - CAD ($) $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 4,936	$ 5,581
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage		20.00%
Committed facilities with maturities ranging from 2022 through 2026
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 4,700
Unsecured Revolving Committed Credit Facility | Corporate
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,300
Termination of debt	$ 500
Debt instrument, term	1 year